UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08342
Global Macro Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 11.9%

		Principal
Security		Amount	U.S. $ Value

Brazil — 0.6%

Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,265,655	$4,903,164

Total Brazil (identified cost $5,588,191)			$4,903,164

Colombia — 0.5%

Republic of Colombia, 7.375%, 3/18/19	USD	3,800,000	$4,013,180

Total Colombia (identified cost $3,799,619)			$4,013,180

Costa Rica — 0.2%

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	2,202,449,107	$1,764,711
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	258,046,733	218,616

Total Costa Rica (identified cost $2,567,176)			$1,983,327

Georgia — 2.3%

Bank of Georgia, 9.00%, 2/8/12	USD	1,580,000	$869,000
Republic of Georgia, 7.50%, 4/15/13	USD	24,974,000	18,967,753

Total Georgia (identified cost $20,010,226)			$19,836,753

Ghana — 0.6%

Ghana Government Bond, 13.00%, 8/2/10(4)	GHS	600,000	$377,402
Ghana Government Bond, 13.50%, 3/30/10(4)	GHS	980,000	634,114
Ghana Government Bond, 13.67%, 6/11/12(4)	GHS	4,300,000	2,478,178
Ghana Government Bond, 13.69%, 3/15/10(4)	GHS	1,900,000	1,234,155

Total Ghana (identified cost $8,307,916)			$4,723,849

Iceland — 0.2%

Republic of Iceland, 7.00%, 3/17/10	ISK	350,402,000	$2,017,396

Total Iceland (identified cost $2,047,933)			$2,017,396

Indonesia — 1.3%

Republic of Indonesia, 6.875%, 1/17/18	USD	2,300,000	$2,075,750
Republic of Indonesia, 11.625%, 3/4/19	USD	7,440,000	8,928,000

Total Indonesia (identified cost $9,379,459)			$11,003,750

Ivory Coast — 0.1%

Ivory Coast, 4.00%, 3/31/28(10)	USD	2,296,000	$860,470

Total Ivory Coast (identified cost $825,746)			$860,470

Macedonia — 0.8%

Republic of Macedonia, 4.625%, 12/8/15	EUR	6,594,000	$6,799,717

Total Macedonia (identified cost $5,483,224)			$6,799,717

Peru — 0.3%

Republic of Peru, 7.125%, 3/30/19	USD	2,240,000	$2,430,400

Total Peru (identified cost $2,228,869)			$2,430,400

Republic of Korea — 0.5%

Republic of Korea, 7.125%, 4/16/19	USD	3,770,000	$3,864,438

Total Republic of Korea
(identified cost $3,734,363)			$3,864,438

Turkey — 3.5%

Turkey Government Bond, 10.00%, 2/15/12(5)	TRY	19,968,269	$12,591,957
Turkey Government Bond, 12.00%, 8/14/13(6)	TRY	25,545,654	17,202,689

Total Turkey (identified cost $26,382,701)			$29,794,646

United Arab Emirates — 0.4%

Emirate of Abu Dhabi, 6.75%, 4/8/19	USD	3,000,000	$3,057,318

Total United Arab Emirates
(identified cost $2,977,362)			$3,057,318

Uruguay — 0.6%

Republic of Uruguay, 5.00%, 9/14/18(7)	UYU	163,936,340	$5,078,979

Total Uruguay (identified cost $6,899,746)			$5,078,979

Total Foreign Government Bonds (identified cost $100,232,531)			$100,367,387

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Foreign Corporate Bonds and Notes — 0.9%

		Principal
Security		Amount	U.S. $ Value

Chile — 0.4%

JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15(8)	USD	3,511,743	$3,572,676

Total Chile (identified cost $3,000,000)			$3,572,676

Indonesia — 0.0%

APP Finance VI, 0.00%, 11/18/12(9)(10)	USD	4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24(9)(10)	USD	2,000,000	10,000

Total Indonesia (identified cost $2,910,368)			$30,000

Kazakhstan — 0.5%

Kazkommerts International, 7.875%, 4/7/14	USD	7,500,000	$4,312,500

Total Kazakhstan (identified cost $6,127,113)			$4,312,500

Total Foreign Corporate Bonds and Notes (identified cost $12,037,481)			$7,915,176

Debt Obligations-United States — 81.4%

		Principal
Security		Amount	U.S. $ Value

Corporate Bonds and Notes — 0.2%

Eaton Corp., 8.875%, 6/15/19		500,000	$569,210
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	823,987

Total Corporate Bonds and Notes (identified cost $1,528,971)			$1,393,197

Mortgage-Backed Securities — 81.0%

		Principal
Security		Amount	U.S. $ Value

Collateralized Mortgage Obligations — 10.8%

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$475,179	$486,274
Series 1548, Class Z, 7.00%, 7/15/23		633,526	668,239
Series 1650, Class K, 6.50%, 1/15/24		4,056,612	4,341,294
Series 1817, Class Z, 6.50%, 2/15/26		537,240	568,888
Series 1927, Class ZA, 6.50%, 1/15/27		2,160,851	2,297,498
Series 2127, Class PG, 6.25%, 2/15/29		2,542,776	2,665,772

			$11,027,965

Federal National Mortgage Association:
Series 1992-180, Class F, 1.619%, 10/25/22(11)		$2,044,789	$2,045,517
Series 1993-16, Class Z, 7.50%, 2/25/23		2,022,568	2,219,017
Series 1993-79, Class PL, 7.00%, 6/25/23		1,589,186	1,729,903
Series 1993-104, Class ZB, 6.50%, 7/25/23		659,027	706,238
Series 1993-121, Class Z, 7.00%, 7/25/23		10,065,009	10,955,380
Series 1993-141, Class Z, 7.00%, 8/25/23		1,600,138	1,737,140
Series 1994-42, Class ZQ, 7.00%, 4/25/24		9,935,097	10,764,060
Series 1994-79, Class Z, 7.00%, 4/25/24		1,965,025	2,140,391
Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,326,312	1,484,938
Series 1996-35, Class Z, 7.00%, 7/25/26		479,563	522,472
Series 1998-16, Class H, 7.00%, 4/18/28		1,437,371	1,566,479
Series 1999-25, Class Z, 6.00%, 6/25/29		4,513,807	4,753,041
Series 2000-2, Class ZE, 7.50%, 2/25/30		562,929	618,130
Series 2000-49, Class A, 8.00%, 3/18/27		1,649,411	1,843,139
Series 2001-37, Class GA, 8.00%, 7/25/16		199,139	213,299
Series G93-1, Class K, 6.675%, 1/25/23		2,268,776	2,423,479
Series G93-31, Class PN, 7.00%, 9/25/23		7,295,972	7,872,331
Series G93-41, Class ZQ, 7.00%, 12/25/23		14,414,037	15,619,364

			$69,214,318

Government National Mortgage Association:
Series 1996-22, Class Z, 7.00%, 10/16/26		$1,284,649	$1,388,264
Series 1999-42, Class Z, 8.00%, 11/16/29		3,269,468	3,631,836
Series 2001-35, Class K, 6.45%, 10/26/23		527,108	561,823
Series 2002-48, Class OC, 6.00%, 9/16/30		5,000,000	5,147,988

			$10,729,911

Total Collateralized Mortgage Obligations (identified cost $88,010,529)			$90,972,194

Commercial Mortgage-Backed Securities — 3.4%

CD, Series 2007-CD4, Class A4,
5.322%, 12/11/49		$3,330,000	$2,488,955
COMM, Series 2007-C9, Class A4,
6.01%, 12/10/49(12)		5,000,000	4,026,272
GCCFC, Series 2007-GG9, Class A4,
5.444%, 3/10/39		5,000,000	3,928,820
JPMCC, Series 2005-LDP5, Class AM,
5.386%, 12/15/44(12)		9,960,000	5,867,804
JPMCC, Series 2007-LDPX, Class A3,
5.42%, 1/15/49		1,600,000	1,218,219
MLMT, Series 2006-C2, Class A2,
5.756%, 8/12/43		7,000,000	5,794,272

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
Security	Amount	U.S. $ Value

Commercial Mortgage-Backed Securities (continued)

WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42	$6,000,000	$5,301,076

Total Commercial Mortgage-Backed Securities (identified cost $32,816,459)		$28,625,418

Mortgage Pass-Throughs — 66.8%

Federal Home Loan Mortgage Corp.:
3.759% with maturity at 2035(13)	$9,688,734	$9,798,856
4.426% with maturity at 2030(13)	2,794,772	2,876,869
5.00% with various maturities to 2019	12,271,316	12,807,873
5.416% with maturity at 2023(13)	906,158	927,051
5.50% with maturity at 2013	12,374,320	12,892,738
6.00% with various maturities to 2029(15)	9,891,677	10,468,499
6.50% with various maturities to 2024	5,645,335	6,039,142
7.00% with various maturities to 2035	14,923,587	16,316,739
7.31% with maturity at 2026	438,207	488,049
7.50% with various maturities to 2035	23,173,959	25,864,170
7.95% with maturity at 2022	650,388	731,529
8.00% with various maturities to 2030	3,485,422	3,930,246
8.15% with maturity at 2021	368,751	416,007
8.30% with maturity at 2021	262,747	288,793
8.47% with maturity at 2018	347,112	391,092
8.50% with various maturities to 2028	2,019,622	2,320,838
9.00% with various maturities to 2027	3,952,667	4,541,427
9.50% with various maturities to 2027	387,766	455,514
9.75% with various maturities to 2020	10,571	11,632
10.00% with various maturities to 2020	1,408,076	1,574,477
10.50% with maturity at 2021	643,045	735,027
11.00% with maturity at 2016	976,729	1,101,644
13.25% with maturity at 2013	1,187	1,276

		$114,979,488

Federal National Mortgage Association:
3.253% with maturity at 2022(13)	$3,733,326	$3,773,978
3.688% with maturity at 2035(13)	8,102,899	8,207,572
3.705% with various maturities to 2035(13)	36,335,962	36,805,652
3.855% with maturity at 2025(13)	2,241,048	2,275,114
3.971% with maturity at 2035(13)	21,541,156	22,168,176
4.007% with various maturities to 2033(13)	28,687,894	29,042,041
4.055% with maturity at 2024(13)	1,853,936	1,889,700
4.260% with maturity at 2028(13)	344,460	350,837
4.797% with maturity at 2035(13)	16,139,563	16,613,663
5.00% with various maturities to 2018(15)	31,982,591	33,405,790
5.062% with maturity at 2023(13)	203,243	207,908
5.50% with various maturities to 2018(15)	5,257,796	5,487,578
6.00% with maturity at 2030	6,174,296	6,491,710
6.321% with maturity at 2032(13)	6,712,102	6,909,270
6.50% with various maturities to 2030(15)	37,365,705	39,993,064
6.857% with maturity at 2025(13)	765,796	797,385
7.00% with various maturities to 2033	56,487,717	61,338,715
7.50% with various maturities to 2034	33,511,945	36,873,045
8.00% with various maturities to 2030	12,185,131	13,708,749
8.50% with various maturities to 2032	11,451,171	13,070,357
9.00% with maturity at 2010(12)	13,368	13,626
9.00% with various maturities to 2027	1,406,313	1,609,433
9.048% with maturity at 2028(12)	1,126,539	1,280,862
9.50% with various maturities to 2031	5,711,194	6,648,970
10.50% with maturity at 2029	697,573	813,348
11.00% with maturity at 2016	75,731	82,830
11.037% with maturity at 2027(12)	1,136,742	1,293,432
11.50% with maturity at 2031	820,002	988,926

		$352,141,731

Government National Mortgage Association:
4.125% with maturity at 2024(13)	$874,732	$893,385
6.50% with maturity at 2013	740,916	772,567
7.00% with various maturities to 2033	30,773,970	33,774,641
7.50% with various maturities to 2031	12,287,551	13,716,957
7.75% with maturity at 2019	41,908	46,775
8.00% with various maturities to 2034	34,194,271	38,398,138
8.30% with various maturities to 2020	230,931	256,892
8.50% with various maturities to 2021	2,315,037	2,586,534
9.00% with various maturities to 2025	722,705	828,437
9.50% with various maturities to 2026	2,350,954	2,767,814

		$94,042,140

Total Mortgage Pass-Throughs
(identified cost $544,389,538)		$561,163,359

Total Mortgage-Backed Securities (identified cost $665,216,526)		$680,760,971

U.S. Treasury Obligations — 0.2%

	Principal
Security	Amount	U.S. $ Value

United States Treasury Bond, 7.875%, 2/15/21(15)	$1,500,000	$2,092,970

Total U.S. Treasury Obligations (identified cost $1,775,695)		$2,092,970

Total Debt Obligations — United States (identified cost $668,521,192)		$684,247,138

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Common Stocks — 0.2%

Security	Shares	U.S. $ Value

China — 0.2%

Business Services — 0.0%

APP China(14)	8,155	$326,200

		$326,200

Commercial Banks — 0.2%

Industrial and Commercial Bank of China	2,191,752	$1,246,848

		$1,246,848

Total China (identified cost $2,395,650)		$1,573,048

Total Common Stocks (identified cost $2,395,650)		$1,573,048

Investment Companies — 0.1%

Description	Shares	U.S. $ Value

BlackRock Global Floating Rate Income Trust	24	$231,869
First Trust/Four Corners Senior Floating Rate Income Fund II	15	141,000
ING Prime Rate Trust	30	117,300
Nuveen Senior Income Fund	30	119,320

Total Investment Companies (identified cost $603,236)		$609,489

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	U.S. $ Value

Euro Put Option	EUR	800	1.3745	5/13/09	$42,858
Japanese Yen Put Option	JPY	2,857,000	106.91	4/8/10	370,810
South Korean Won Call Option	KRW	7,324,000	915.5	6/2/09	11,279

Total Currency Options Purchased (identified cost $686,359)					$424,947

Short-Term Investments — 5.1%
Foreign Government Securities — 1.0%

		Principal
		Amount
Security		(000’s omitted)	U.S. $ Value

Iceland — 1.0%

Central Bank of Iceland, 12.75%, 6/24/09(11)	ISK	400,000	$2,355,725
Republic of Iceland, 0.00%, 5/15/09	ISK	175,200	1,026,384
Republic of Iceland, 0.00%, 6/15/09	ISK	105,970	615,343
Republic of Iceland, 8.50%, 6/12/09	ISK	715,127	4,186,451

Total Iceland (identified cost $8,529,416)			$8,183,903

Total Foreign Government Securities (identified cost $8,529,416)			$8,183,903

Repurchase Agreements — 0.6%

		Principal
		Amount
Description		(000’s omitted)	U.S. $ Value

Barclays Bank PLC Repurchase Agreement, dated 4/30/09, due 5/7/09, with a maturity value of $4,948,066 and an effective yield of 1.50%, collateralized by Republic of Turkey Government Bond with an interest rate of 7.00%, a maturity date of 9/26/16 and a market value of $5,045,556		$4,947	$4,946,623

Total Repurchase Agreements (identified cost $4,946,623)			$4,946,623

Other Securities — 3.5%

		Interest/
		Principal
		Amount
Description		(000’s omitted)	U.S. $ Value

Cash Management Portfolio, 0.13%(16)		$25,011	$25,010,640
State Street Bank and Trust Time Deposit, 0.01%, 5/1/09		4,930	4,930,000

Total Other Securities (identified cost $29,940,640)			$29,940,640

Total Short-Term Investments (identified cost $43,416,679)			$43,071,166

Total Investments — 99.7% (identified cost $827,893,128)			$838,208,351

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS CONT’D

Currency Options Written — (0.1)%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	U.S. $ Value

Japanese Yen Call Option	JPY 4,078,000	76.3	4/8/10	$(485,445)

Total Currency Options Written (premiums received $522,711)				$(485,445)

Other Assets, Less Liabilities — 0.4%				$3,341,970

Net Assets — 100.0%				$841,064,876

BRL - Brazilian Real

CRC - Costa Rican Colon

EUR - Euro

GHS - Ghanaian Cedi

ISK - Icelandic Krona

JPY - Japanese Yen

KRW - South Korean Won

TRY - New Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

(1)	Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 6,281,000 and the current face is BRL 11,265,655.

(2)	Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 1,834,400,000 and the current face is CRC 2,202,449,107.

(3)	Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 204,500,000 and the current face is CRC 258,046,733.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Bond pays a 10.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI Ratio 5 Year Notes issued 01/07. The original face is TRY 16,735,000 and the current face is TRY 19,968,269.

(6)	Bond pays a 12.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Turkey Inflation Indexed CPI Ratio 5 Year Notes issued 08/08. The original face is TRY 24,647,000 and the current face is TRY 25,545,654.

(7)	Bond pays a 5.00% coupon on the face at the end of the payment period. Principal is adjusted based on the Uruguayan inflation rate. The original face is UYU 135,030,000 and the current face is UYU 163,936,340.

(8)	Bond pays a 3.80% coupon on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $3,000,000 and the current face is $3,511,743.

(9)	Convertible bond.

(10)	Defaulted security.

(11)	Floating-rate security.

(12)	Weighted average fixed-rate coupon that changes/updates monthly.

(13)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2009.

(14)	Non-income producing security.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(16)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $802,882,488)	$813,197,711
Affiliated investment, at value (identified cost, $25,010,640)	25,010,640
Foreign currency, at value (identified cost, $309,304)	303,227
Dividends and interest receivable	5,976,541
Interest receivable from affiliated investment	2,480
Receivable for investments sold	402,215
Receivable for daily variation margin on open financial futures contracts	270,638
Receivable for open forward foreign currency exchange contracts	1,496,105
Receivable for closed forward foreign currency exchange contracts	1,049,031
Receivable for open swap contracts	12,691,214
Receivable for closed options	28,021

Total assets	$860,427,823

Liabilities

Written options outstanding, at value (premiums received $522,711)	$485,445
Payable for open swap contracts	14,881,776
Payable for open forward foreign currency exchange contracts	2,828,476
Payable for closed forward foreign currency exchange contracts	681,723
Payable to affiliate for investment adviser fee	397,857
Payable to affiliate for Trustees’ fees	2,908
Accrued expenses and other liabilities	84,762

Total liabilities	$19,362,947

Net Assets applicable to investors’ interest in Portfolio	$841,064,876

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$832,916,278
Net unrealized appreciation (computed on the basis of identified cost)	8,148,598

Total	$841,064,876

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest (net of foreign taxes, $168,527)	$22,527,171
Dividends	146,794
Interest income allocated from affiliated investment	220,861
Expenses allocated from affiliated investment	(105,045)

Total investment income	$22,789,781

Expenses

Investment adviser fee	$2,279,516
Trustees’ fees and expenses	18,229
Legal and accounting services	109,889
Custodian fee	78,891
Miscellaneous	7,521

Total expenses	$2,494,046

Deduct —
Reduction of custodian fee	$50

Total expense reductions	$50

Net expenses	$2,493,996

Net investment income	$20,295,785

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(16,631,993)
Financial futures contracts	(3,346,480)
Swap contracts	(2,213,166)
Foreign currency and forward foreign currency exchange contract transactions	(7,805,718)

Net realized loss	$(29,997,357)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$59,992,262
Financial futures contracts	272,700
Written options	37,266
Swap contracts	(2,164,520)
Foreign currency and forward foreign currency exchange contracts	(15,476,923)

Net change in unrealized appreciation (depreciation)	$42,660,785

Net realized and unrealized gain	$12,663,428

Net increase in net assets from operations	$32,959,213

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Six Months Ended	Year Ended
in Net Assets	April 30, 2009	October 31, 2008

From operations —
Net investment income	$20,295,785	$44,056,245
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(29,997,357)	7,828,537
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, written options, swap contracts, foreign currency and forward foreign currency exchange contracts	42,660,785	(36,495,770)

Net increase in net assets from operations	$32,959,213	$15,389,012

Capital transactions —
Contributions	$105,324,672	$275,977,287
Withdrawals	(142,239,911)	(134,738,001)

Net increase (decrease) in net assets from capital transactions	$(36,915,239)	$141,239,286

Net increase (decrease) in net assets	$(3,956,026)	$156,628,298

Net Assets

At beginning of period	$845,020,902	$688,392,604

At end of period	$841,064,876	$845,020,902

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

			Year Ended October 31,
	Six Months Ended
	April 30, 2009		2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.66	%(2)	0.63%	0.67%	0.66%	0.66%	0.68%
Net investment income	5.18	%(2)	5.25%	5.16%	4.49%	3.23%	3.10%
Portfolio Turnover	18	%(3)	26%	45%	41%	59%	55%

Total Return	4.18	%(3)	2.97%	10.34%	7.60%	6.48%	6.97%

Net assets, end of period (000’s omitted)	$841,065		$845,021	$688,393	$563,226	$410,680	$323,944

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Strategic Income Fund, Eaton Vance Global Macro Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 78.0%, 10.4% and 8.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options (including options on securities, indices and foreign currencies) are valued based on broker quotations, when available and deemed reliable. Financial futures contracts and options on financial futures contracts listed on one or more exchanges are valued based on the last sale price on any exchange on which such contract is listed. Forward foreign currency exchange contracts are generally valued using forward exchange rates supplied by a pricing vendor. Interest rate swaps are normally valued using valuations provided by pricing vendors. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to manage its credit risk,

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

Q  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

R  Repurchase Agreements — The Portfolio may enter into repurchase agreements with banks and broker-dealers determined to be creditworthy by the Portfolio’s investment adviser. Under a repurchase agreement, the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Portfolio’s repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Portfolio might experience delays in recovering its cash or experience a loss.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

services rendered to the Portfolio. The fee is computed at an annual rate of 0.615% of the Portfolio’s average daily net assets up to $500 million, 0.595% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $2,380,027 of which $100,511 was allocated from Cash Management and $2,279,516 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.61% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$70,961,391
U.S. Government and Agency Securities	79,192,732

$150,154,123

Sales

Investments (non-U.S. Government)	$34,483,228
U.S. Government and Agency Securities	99,370,433

$133,853,661

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$834,998,351

Gross unrealized appreciation	$28,164,579
Gross unrealized depreciation	(24,954,579)

Net unrealized appreciation	$3,210,000

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, financial futures contracts, and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/11/09	Croatia Kuna 12,815,500	Euro 1,673,042	$(71,045)
5/14/09	Czech Republic Koruna 170,800,000	Euro 6,356,593	(33,968)
5/18/09	Euro 5,153,422	United States Dollar 6,790,304	(27,886)
5/22/09	Israeli Shekel 31,820,000	United States Dollar 7,486,354	(133,569)
6/01/09	Japanese Yen 790,500,000	United States Dollar 8,201,654	183,250
5/07/09	Malaysian Ringgit 13,350,000	United States Dollar 3,672,627	(77,076)
5/26/09	Malaysian Ringgit 31,014,000	United States Dollar 8,501,179	(203,397)
5/22/09	Philippine Peso 356,700,000	United States Dollar 7,321,278	(39,383)
5/29/09	Singapore Dollar 11,320,000	United States Dollar 7,540,634	(104,832)

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Forward Foreign Currency Exchange Contracts (continued)

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

5/07/09	South African Rand 89,185,094	United States Dollar 9,789,802	(738,101)
5/18/09	South African Rand 125,771,407	United States Dollar 14,642,460	(167,694)
5/26/09	Taiwan Dollar 297,240,000	United States Dollar 8,556,624	(485,265)
6/12/09	Taiwan Dollar 197,600,000	United States Dollar 5,748,700	(283,591)
6/30/09	Taiwan Dollar 328,236,000	United States Dollar 9,746,014	(291,205)
5/11/09	Thai Baht 220,560,000	United States Dollar 6,197,246	(51,958)
5/19/09	Thai Baht 213,240,000	United States Dollar 6,005,576	$(33,739)

			$(2,559,459)

Purchases

			Net Unrealized
			Appreciation
Settlement Date	In Exchange For	Deliver	(Depreciation)

6/02/09	Brazilian Real 10,916,009	United States Dollar 4,908,940	$39,442
5/20/09	British Pound 5,570,000	Euro 6,290,700	(82,954)
5/19/09	Colombian Peso 13,574,303,631	United States Dollar 5,907,008	7,555
5/12/09	Euro 1,606,109	United States Dollar 2,127,805	(2,813)
5/07/09	New Turkish Lira 7,529,156	United States Dollar 4,512,530	185,270
5/18/09	Norwegian Krone 53,690,000	United States Dollar 7,952,660	220,782
5/27/09	Norwegian Krone 47,010,000	United States Dollar 7,038,584	115,232
5/07/09	Polish Zloty 7,092,375	Euro 1,601,928	993
5/12/09	Polish Zloty 79,215,625	Euro 17,648,574	325,972
6/01/09	South Korea Won 11,060,000,000	United States Dollar 8,210,229	417,609

			$1,227,088

At April 30, 2009, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $1,049,031 and a payable of $681,723.

Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)

9/10	500 U.K. 3 Month Pound Sterling	Long	$89,023,708	$90,323,563	$1,299,855
6/09	210 Mexico Bolsa Index	Short	(2,740,400)	(3,359,148)	(618,748)
6/09	267 U.S. Treasury Bond	Short	(33,392,839)	(32,724,188)	668,651
6/09	127 U.S. 2 Year Treasury Note	Short	(27,572,446)	(27,628,453)	(56,007)
6/09	341 U.S. 5 Year Treasury Note	Short	(39,871,830)	(39,944,953)	(73,123)
6/09	128 U.S. 10 Year Treasury Note	Short	(15,735,598)	(15,480,000)	255,598

					$1,476,226

Descriptions of the underlying instruments to Futures Contracts:

•	Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

•	U.K. 3 Month Pound Sterling: Interest Rate Futures traded on LIFFE London.

Interest Rate Swaps

		Portfolio
		Pays/				Net
		Receives	Floating	Annual		Unrealized
	Notional	Floating	Rate	Fixed	Termination	Appreciation
Counterparty	Amount	Rate	Index	Rate	Date	(Depreciation)

JPMorgan Chase Bank	BRL 10,533,705	Pay	Brazil Interbank Deposit Rate	12.73%	1/02/12	$309,449

JPMorgan Chase Bank	BRL 12,290,767	Pay	Brazil Interbank Deposit Rate	10.35	1/02/12	(336,015)

						$(26,566)

BRL - Brazilian Real

Credit Default Swaps — Sell Protection

					Current
		Notional	Contract		Market	Net
		Amount*	Annual		Annual	Unrealized
Reference		(000’s	Fixed	Termination	Fixed	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	Rate***	(Depreciation)

Brazil	JPMorgan Chase Bank	$8,400	5.25%	11/20/09	1.38%	$409,045

Colombia	Credit Suisse First Boston	8,800	4.90	11/20/09	2.11	358,838

Iceland	Barclays Bank PLC	5,000	1.70	3/20/18	7.62	(1,535,943)

Iceland	Barclays Bank PLC	3,900	1.88	3/20/18	7.62	(1,160,561)

Iceland	Credit Suisse First Boston	5,000	1.70	3/20/18	7.62	(1,535,943)

Iceland	JPMorgan Chase Bank	3,300	1.70	3/20/18	7.62	(1,013,723)

Iceland	JPMorgan Chase Bank	6,600	1.75	3/20/18	7.62	(2,009,830)

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Credit Default Swaps — Sell Protection (continued)

					Current
		Notional	Contract		Market	Net
		Amount*	Annual		Annual	Unrealized
Reference		(000’s	Fixed	Termination	Fixed	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	Rate***	(Depreciation)

Iceland	JPMorgan Chase Bank	$4,000	1.90%	3/20/18	7.62%	$(1,186,047)

Iceland	JPMorgan Chase Bank	5,000	2.10	3/20/23	7.05	(1,592,772)

Iceland	JPMorgan Chase Bank	5,000	2.45	3/20/23	7.05	(1,477,363)

Kazakhstan	Barclays Bank PLC	7,600	9.75	11/20/09	5.94	613,938

Kazakhstan	Citigroup Global Markets	7,600	8.00	10/20/09	5.94	145,278

Peru	Citigroup Global Markets	7,400	2.00	9/20/11	2.26	(27,595)

Peru	Citigroup Global Markets	3,800	2.90	10/20/13	2.73	29,434

						$(9,983,244)

Credit Default Swaps — Buy Protection

		Notional	Contract		Net
		Amount	Annual		Unrealized
Reference		(000’s	Fixed	Termination	Appreciation
Entity	Counterparty	omitted)	Rate**	Date	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%	12/20/13	$294,513

Austria	Barclays Bank PLC	3,700	1.42	3/20/14	(36,267)

Egypt	Barclays Bank PLC	6,000	0.75	1/20/11	265,239

Greece	Credit Suisse First Boston	20,000	0.195	6/20/20	2,345,134

Greece	Goldman Sachs, Inc.	35,000	0.29	6/20/15	2,453,756

Greece	JPMorgan Chase Bank	20,000	0.126	9/20/17	2,016,547

Italy	Credit Suisse First Boston	18,200	0.20	12/20/16	1,071,661

Kazakhstan	Barclays Bank PLC	7,500	2.43	9/20/13	1,072,445

Malaysia	Barclays Bank PLC	7,400	2.40	3/20/14	(255,606)

Malaysia	Citigroup Global Markets	7,300	2.45	3/20/14	(268,762)

Philippines	Citigroup Global Markets	5,000	1.88	6/20/11	80,440

Philippines	Credit Suisse First Boston	5,000	1.88	6/20/11	80,440

Philippines	JPMorgan Chase Bank	5,000	1.88	6/20/11	80,440

Serbia	HSBC Bank USA	7,000	1.30	5/20/11	411,051

Turkey	Barclays Bank PLC	4,170	2.12	1/20/13	87,548

Turkey	Credit Suisse First Boston	5,000	2.87	7/20/11	(58,305)

Turkey	Credit Suisse First Boston	4,120	2.11	1/20/13	88,019

Turkey	JPMorgan Chase Bank	10,000	3.16	4/20/10	(76,080)

Turkey	JPMorgan Chase Bank	12,610	2.12	1/20/13	264,746

Turkey	Morgan Stanley	5,000	4.05	4/6/14	(244,556)

					$9,672,403

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $81,400,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Total Return Swaps

					Net
					Unrealized
	Notional	Expiration		Portfolio	Appreciation
Counterparty	Amount	Date	Portfolio Pays	Receives	(Depreciation)

JPMorgan Chase Bank	$1,768,122	7/23/09	1-month USD-LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$(129,245)

Merrill Lynch Capital Services	1,394,800	12/03/09	1-month USD-LIBOR-BBA+100bp	Total Return on Merrill Lynch Abu Dhabi Index	213,253

					$84,008

Cross-Currency Swaps

	Notional	Notional
	Amount	Amount
	on Fixed	on Floating
	Rate	Rate				Net
	(Currency	(Currency	Floating	Fixed	Termination	Unrealized
Counterparty	Received)	Delivered)	Rate	Rate	Date	Depreciation

Citigroup Global Markets	TRY 4,000,080	USD 2,475,297	3 Month USD-LIBOR-BBA	11.95%	2/15/12	$(131,007)

Citigroup Global Markets	TRY 8,441,367	USD 5,091,295	3 Month USD-LIBOR-BBA	12.10%	2/15/12	(422,097)

Citigroup Global Markets	TRY 12,366,779	USD 7,361,178	3 Month USD-LIBOR-BBA	12.46%	8/14/13	(860,972)

Credit Suisse First Boston	TRY 6,789,837	USD 3,922,494	3 Month USD-LIBOR-BBA	12.45%	2/15/12	(523,087)

						$(1,937,163)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

Written call options activity for the six months ended April 30, 2009 was as follows:

	Principal Amount of
	Contracts	Premiums
	(000’s Omitted)	Received

Outstanding, beginning of period	—	$—
Options written	JPY 4,078,000	522,711

Outstanding, end of period	JPY 4,078,000	$522,711

JPY - Japanese Yen

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

7   Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8    Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$25,620,129	$1,476,226
Level 2	Other Significant Observable Inputs	807,864,373	(4,008,378)
Level 3	Significant Unobservable Inputs	4,723,849	—

Total		$838,208,351	$(2,532,152)

*	Other financial instruments are futures, forwards and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument and written options.

Global Macro Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$10,811,904
Realized gains (losses)	(783,393)
Change in net unrealized appreciation (depreciation)*	(774,258)
Net purchases (sales)	(4,527,032)
Accrued discount (premium)	(3,372)
Net transfers to (from) Level 3	—

Balance as of April 30, 2009	$4,723,849

Change in net unrealized appreciation (depreciation) on investments still held as of April, 30, 2009*	$(1,001,519)

*	Amount is included in the related amount on investments in the Statement of Operations.

9   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Global Macro Portfolio as of April 30, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Global Macro Portfolio:
We have audited the accompanying statement of assets and liabilities of Global Macro Portfolio (the “Portfolio”), including the portfolio of investments, as of April 30, 2009, the related statement of operations for the six month period then ended, the statements of changes in net assets for the six month period then ended and the year ended October 31, 2008, and the supplementary data for the six month period then ended and each of the two years in the period ended October 31, 2008. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the years ended October 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio as of April 30, 2009, the results of its operations for the six month period then ended, the changes in its net assets for the six month period then ended and the year ended October 31, 2008, and the supplementary data for the six month period then ended and each of the two years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 16, 2009

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Global Macro Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement for Global Macro Portfolio, the portfolio in which the Fund invests (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and Portfolio by BMR.

The Board considered EVM’s and BMR’s management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted EVM’s and BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management. The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Global Macro Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees, including administrative fees, and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Global Macro Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Macro Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Global Macro Fund

OFFICERS AND TRUSTEES CONT’D

Global Macro Portfolio

Officers
Mark S. Venezia
President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Susan Schiff
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of
Eaton Vance Global Macro Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Global Macro Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3041-6/09	GMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President
Date: June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: June 16, 2009

By:	/s/ Mark S. Venezia Mark S. Venezia
President
Date: June 16, 2009